Investment in PGW (Details Textual) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended	0 Months Ended				1 Months Ended		3 Months Ended		12 Months Ended						12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jan. 31, 2010	Jun. 30, 2013 Subsequent Event [Member]	Dec. 23, 2009 Pgw [Member] USD ($)	Dec. 23, 2009 Pgw [Member] NZD	Oct. 31, 2009 Pgw [Member] USD ($)	Oct. 31, 2009 Pgw [Member] NZD	Nov. 30, 2009 Pgw [Member] USD ($)	Nov. 30, 2009 Pgw [Member] NZD	Apr. 30, 2011 Pgw [Member] USD ($)	Apr. 30, 2011 Pgw [Member] CNY	Jun. 30, 2013 Pgw [Member]	Dec. 31, 2011 Pgw [Member]	Dec. 31, 2009 Pgw [Member]	Apr. 29, 2011 Pgw [Member]	Jan. 30, 2011 Pgw [Member] NZD	Sep. 30, 2009 Pgw [Member]	Jun. 30, 2013 Pgw [Member] Subsequent Event [Member]	Jun. 30, 2013 Pgw [Member] Additional [Member]
Equity Method Investment Aggregate Shares Purchased								41,100,000	41,100,000	46,200,000	46,200,000
Equity Method Investment, Ownership Percentage								11.52%	11.52%
Share Price							0.025		0.88									0.60
Equity Method Investment, Quoted Market Value								$ 25.3	36.2	$ 14.6	20.8
Right Shares Purchased						56,800,000	56,800,000
Right Share Exercised						56,800,000	56,800,000
Right Share Market Value						18.9	27.0
Ownership Interest Percentage				30.00%		19.01%	19.01%			19.01%	19.01%						50.01%		51.00%
Servicing Asset at Fair Value, Period Increase (Decrease)												8.6	55.5
Convertible Notes Payable										$ 25
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate															8.00%
Swap Rate Margin Percentage					6.50%									5.50%
Redemption Of Notes Percentage															102.00%					104.00%
Redemption Of Notes Percentage Additional																					2.00%
Exchange Ratio Minimum																30.00%
Exchange Ratio Maximum																50.00%
Conversion Of Redemption Price Description	PGG Wrightson will also pay Agria 2% of the principal amount of the notes to be redeemed if the redemption occurs on or before December 31, 2011, or 4%, with each subsequent two-year exchange period redemption payment accreting at an additional 2%, if the redemption occurs between January 1, 2012 and on or before December 31, 2013.
Ordinary shares	110,766,600	110,766,600	110,766,600											2.1